SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                ACCOUNTING OF SEGREGATED TRUST COMPANY

       FOR THE PERIOD FROM JANUARY 1, 1998 TO DECEMBER 31, 1998

First Investors Corporation                              13-2608328
---------------------------                              ----------
Name of Depositor or Principal Underwriter               IRS Empl. Ident. No.

95 Wall Street, New York, NY 10005
----------------------------------
Address

Registered Investment Companies for which the Segregated Trust Account is established and maintained

NAME:                                                    IRS Empl. Ident. No.
-----                                                    --------------------
First Investors Global Fund, Inc.                             13-3094384
First Investors Tax Exempt Fund, Inc.                         13-2873780
First Investors Government Fund, Inc.                         13-3204580

                                  SIGNATURE
                                  ---------

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned depositor (or principal underwriter) has caused this report to be signed on its behalf in the City of New York and State of New York on the date of January 30, 1999.

                          First Investors Corporation
                          ---------------------------
                  (Name of depositor or principal underwriter)

          BY: __________________________ , Chief Financial Officer
              (Name and Title of person signing on behalf of depositor and principal underwriter)



                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                ACCOUNTING OF SEGREGATED TRUST COMPANY

      FOR THE PERIOD FROM JANUARY 1, 1998 TO DECEMBER 31, 1998


Balance at the Beginning of the Period                               $   79,804.00
--------------------------------------

Deposits
--------
    Pursuant to Paragraph (c) of Rule 27D-1                              29,337.98
    Pursuant to Paragraph (e) of Rule 27D-1                                    N/A
    Additional Deposits                                                        .00
    Interest Income (received and accrued)                                2,437.45
    Gains or (Losses) on sales of securities                                   N/A
    Unrealized appreciation (depreciation) of Investments                      N/A

    TOTAL                                                            $   31,775.43

Withdrawals
-----------
    To provide refunds pursuant to paragraph (f) (1) of Rule 27D-1          966.64
    To provide refunds pursuant to paragraph (f) (2) of Rule 27D-1       12,838.62
    Other withdrawals pursuant to paragraph (f) (3) of Rule 27D-1              N/A

    TOTAL                                                            $   13,805.32

Balance at the End of the Period                                     $   97,774.11
--------------------------------

Minimum amount required to be maintained at end of
period pursuant to paragraph (d) of Rule 27D-1                       $   18,479.18

Minimum amount required to be maintained at end of
period pursuant to paragraph (e) of Rule 27D-1                                 N/A

Total minimum amount required to be maintained at end of
period pursuant to Rule 27D-1                                        $   18,479.18

Minimum amount required before withdrawals pursuant
to paragraph (f) (3) of Rule 27D-1 may be permitted                  $   24,022.94




                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                ACCOUNTING OF SEGREGATED TRUST COMPANY

       FOR THE PERIOD FROM JANUARY 1, 1998 TO DECEMBER 31, 1998

First Investors Corporation                              13-2608328
---------------------------                              ----------
Name of Depositor or Principal Underwriter               IRS Empl. Ident. No.

95 Wall Street, New York, NY 10005
----------------------------------
Address

Registered Investment Companies for which the Segregated Trust Account is established and maintained

NAME:                                                    IRS Empl. Ident. No.
-----                                                    --------------------
First Investors Global Fund, Inc.                             13-3094384

                                  SIGNATURE
                                  ---------

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned depositor (or principal underwriter) has caused this report to be signed on its behalf in the City of New York and State of New York on the date of January 30, 1999.

                          First Investors Corporation
                          ---------------------------
                  (Name of depositor or principal underwriter)

          BY: __________________________ , Chief Financial Officer
              (Name and Title of person signing on behalf of depositor and principal underwriter)



FIRST INVESTORS GLOBAL FUND INC.
IRS IDENT. # 13-3094384

                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                ACCOUNTING OF SEGREGATED TRUST COMPANY

       FOR THE PERIOD FROM JANUARY 1, 1998 TO DECEMBER 31, 1998


Balance at the Beginning of the Period                                $   71,808.36
--------------------------------------

Deposits
--------
    Pursuant to Paragraph (c) of Rule 27D-1                                7,437.72
    Pursuant to Paragraph (e) of Rule 27D-1                                     N/A
    Additional Deposits                                                         .00
    Interest Income (received and accrued)                                 2,467.79
    Gains or (Losses) on sales of securities                                    N/A
    Unrealized appreciation (depreciation) of Investments                       N/A

    TOTAL                                                            $     9,905.51

Withdrawals
-----------
    To provide refunds pursuant to paragraph (f) (1) of Rule 27D-1         6,161.96
    To provide refunds pursuant to paragraph (f) (2) of Rule 27D-1         4,347.99
    Other withdrawals pursuant to paragraph (f) (3) of Rule 27D-1               N/A

    TOTAL                                                            $    10,509.95

Balance at the End of the Period                                     $    71,203.92
--------------------------------

Minimum amount required to be maintained at end of
period pursuant to paragraph (d) of Rule 27D-1                       $     7,405.98

Minimum amount required to be maintained at end of
period pursuant to paragraph (e) of Rule 27D-1                                  N/A

Total minimum amount required to be maintained at end of
period pursuant to Rule 27D-1                                        $     7,405.98

Minimum amount required before withdrawals pursuant to
to paragraph (f) (3) of Rule 27D-1 may be permitted                  $     9,627.77






                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                ACCOUNTING OF SEGREGATED TRUST COMPANY

       FOR THE PERIOD FROM JANUARY 1, 1998 TO DECEMBER 31, 1998

First Investors Corporation                              13-2608328
---------------------------                              ----------
Name of Depositor or Principal Underwriter               IRS Empl. Ident. No.

95 Wall Street, New York, NY 10005
----------------------------------
Address

Registered Investment Companies for which the Segregated Trust Account is established and maintained

NAME:                                                    IRS Empl. Ident. No.
-----                                                    --------------------
First Investors Tax Exempt Fund, Inc.                         13-2873780

                                  SIGNATURE
                                  ---------

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned depositor (or principal underwriter) has caused this report to be signed on its behalf in the City of New York and State of New York on the date of January 30, 1999.

                          First Investors Corporation
                          ---------------------------
                  (Name of depositor or principal underwriter)

          BY: __________________________ , Chief Financial Officer
              (Name and Title of person signing on behalf of depositor and principal underwriter)



FIRST INVESTORS TAX EXEMPT FUND, INC.
IRS IDENT. # 13-2873780

                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                ACCOUNTING OF SEGREGATED TRUST COMPANY

       FOR THE PERIOD FROM JANUARY 1, 1998 TO DECEMBER 31, 1998


Balance at the Beginning of the Period                                $   20,604.69
--------------------------------------

Deposits
--------
    Pursuant to Paragraph (c) of Rule 27D-1                                     .00
    Pursuant to Paragraph (e) of Rule 27D-1                                     N/A
    Additional Deposits                                                         .00
    Interest Income (received and accrued)                                      .00
    Gains or (Losses) on sales of securities                                    N/A
    Unrealized appreciation (depreciation) of Investments                       N/A

    TOTAL                                                             $         .00

Withdrawals
-----------
    To provide refunds pursuant to paragraph (f) (1) of Rule 27D-1              .00
    To provide refunds pursuant to paragraph (f) (2) of Rule 27D-1           231.78
    Other withdrawals pursuant to paragraph (f) (3) of Rule 27D-1               N/A

    TOTAL                                                             $      231.78

Balance at the End of the Period                                      $   20,372.91
--------------------------------

Minimum amount required to be maintained at end of
period pursuant to paragraph (d) of Rule 27D-1                        $      481.74

Minimum amount required to be maintained at end of
period pursuant to paragraph (e) of Rule 27D-1                                  N/A

Total minimum amount required to be maintained at end of
period pursuant to Rule 27D-1                                         $      481.74

Minimum amount required before withdrawals pursuant to
to paragraph (f) (3) of Rule 27D-1 may be permitted                   $      626.27




                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                ACCOUNTING OF SEGREGATED TRUST COMPANY

       FOR THE PERIOD FROM JANUARY 1, 1998 TO DECEMBER 31, 1998

First Investors Corporation                              13-2608328
---------------------------                              ----------
Name of Depositor or Principal Underwriter               IRS Empl. Ident. No.

95 Wall Street, New York, NY 10005
----------------------------------
Address

Registered Investment Companies for which the Segregated Trust Account is established and maintained

NAME:                                                    IRS Empl. Ident. No.
-----                                                    --------------------
First Investors Government Fund, Inc.                         13-3204580

                                  SIGNATURE
                                  ---------

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned depositor (or principal underwriter) has caused this report to be signed on its behalf in the City of New York and State of New York on the date of January 30, 1999.

                          First Investors Corporation
                          ---------------------------
                  (Name of depositor or principal underwriter)

          BY: __________________________ , Chief Financial Officer
              (Name and Title of person signing on behalf of depositor and principal underwriter)



FIRST INVESTORS GOVERNMENT FUND, INC.
IRS IDENT. # 13-3204580

                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                ACCOUNTING OF SEGREGATED TRUST COMPANY

       FOR THE PERIOD FROM JANUARY 1, 1998 TO DECEMBER 31, 1998

Balance at the Beginning of the Period                                $    5,353.60
--------------------------------------

Deposits
--------
    Pursuant to Paragraph (c) of Rule 27D-1                                     .00
    Pursuant to Paragraph (e) of Rule 27D-1                                     N/A
    Additional Deposits                                                         .00
    Interest Income (received and accrued)                                      .00
    Gains or (Losses) on sales of securities                                    N/A
    Unrealized appreciation (depreciation) of Investments                       N/A

    TOTAL                                                             $         .00

Withdrawals
-----------
    To provide refunds pursuant to paragraph (f) (1) of Rule 27D-1              .00
    To provide refunds pursuant to paragraph (f) (2) of Rule 27D-1              .00
    Other withdrawals pursuant to paragraph (f) (3) of Rule 27D-1               N/A

    TOTAL                                                             $         .00

Balance at the End of the Period                                      $    5,353.60
--------------------------------

Minimum amount required to be maintained at end of
period pursuant to paragraph (d) of Rule 27D-1                        $         .00

Minimum amount required to be maintained at end of
period pursuant to paragraph (e) of Rule 27D-1                                  N/A

Total minimum amount required to be maintained at end of
period pursuant to Rule 27D-1                                         $         .00

Minimum amount required before withdrawals pursuant to
to paragraph (f) (3) of Rule 27D-1 may be permitted                   $         .00
